Expenses by Nature	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Expenses by Nature

5. Expenses by Nature

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Clinical trials related expenses	82,046	107,440	424,724
Employee benefit expenses (Note 6)	15,098	27,243	120,173
Consultancy fee (i)	12,011	31,784	69,498
R&D materials and consumable supplies	988	2,127	13,718
Depreciation and amortization	790	1,436	4,082
Office expenses	2,424	3,052	3,653
Expense related to Series C financing (ii)	—	19,655	—
Others	2,770	5,915	4,618
	116,127	198,652	640,466

(i)
The Company exclusively licenses CBP-174 from a third-party licensor. Such license is worldwide and royalty-bearing. As of December 31, 2021, CBP-174 has not yet been commercialized, the Company is only subject to a non-refundable, non-creditable license maintenance fee, which is paid to the third-party licensor on an annual basis and recorded as a consultancy fee within research and development expense.
(ii)
Represents a share-based compensation to additional Series C preferred shareholder, which was recognized as an administrative expense as set forth in Note 22.